                          JPMORGAN FIXED INCOME FUNDS

                               JPMORGAN BOND FUND
                      JPMORGAN GLOBAL STRATEGIC INCOME FUND
                          JPMORGAN SHORT TERM BOND FUND

                               SELECT CLASS SHARES

                        SUPPLEMENT DATED DECEMBER 31, 2001
                   TO THE PROSPECTUS DATED NOVEMBER 28, 2001

Prior to a merger effective 9/7/01, each of the above-referenced Funds operated in a master-feeder structure. Following the merger, each Fund had only one "accounting survivor," which was re-named the "Institutional Class" and whose performance appears in the 11/28/01 prospectus. Although the Select Class was introduced on 9/10/01, its investment program is identical to and its current expenses are substantially the same as, a former feeder that was merged out of existence, but whose performance may be of interest and is being furnished supplementally below.

THE JPMORGAN BOND FUND'S PAST PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Salomon Smith Barney Broad Investment Grade Bond Index, a widely recognized market benchmark.

Returns for the period 1/1/91 through 7/13/93 reflect performance of The Pierpont Bond Fund, the Fund's predecessor. During this period the actual returns of the Select Class shares would have been lower than shown because Select Class shares have higher expenses than the Fund's predecessor.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

           1991        13.45%
           1992         6.53%
           1993         9.87%
           1994        -2.97%
           1995        18.17%
           1996         3.13%
           1997         9.13%
           1998         7.36%
           1999        -0.73%
           2000        10.62%


BEST QUARTER            6.25%
                  2nd quarter, 1995
WORST QUARTER          -2.39%
                  1st quarter, 1994

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 6.48%

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1),(2)


                                                        PAST 1 YR. PAST 5 YRS. PAST 10 YRS.

 SELECT CLASS SHARES (AFTER FEEDER EXPENSES)              10.62      5.82      7.29
 SALOMON SMITH BARNEY BROAD INVESTMENT
 GRADE BOND INDEX (NO EXPENSES)                           11.59      6.45      8.00


(1)  THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON
     7/13/93.
(2)  THE FUND'S FISCAL YEAR END IS 10/31.

SUP-FIS-102                            1


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THE JPMORGAN GLOBAL STRATEGIC INCOME FUND'S PAST PERFORMANCE
The bar chart shows how the performance of the Fund has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Lehman Brothers Aggregate Bond Index, a widely recognized market benchmark.

Returns for the period 3/14/97 to 11/5/97 reflect performance of the Fund's Institutional Class. During this period, the actual returns of Select Class shares would have been lower than shown because Select Class shares have higher expenses than the Institutional Class shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF
9/30/01 WAS 0.58%


YEAR-BY-YEAR RETURNS(1),(2)

           1998          2.31%
           1999          2.08%
           2000          7.55%






BEST QUARTER            3.04%
                   1st quarter, 1998
WORST QUARTER          -1.58%
                   3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1),(2)

                                                       PAST 1 YR.  LIFE OF FUND
SELECT CLASS SHARES (AFTER FEEDER EXPENSES)              7.55          5.31
LEHMAN BROTHERS AGGREGATE BOND
 INDEX (NO EXPENSES)                                    11.63          7.84

(1) THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON 11/5/97. PERFORMANCE FOR THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AS OF 3/31/97.
(2)  THE FUND'S FISCAL YEAR END IS 10/31.


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THE JPMORGAN SHORT TERM BOND FUND'S PAST PERFORMANCE
The bar chart shows how the performance of the Fund has varied from year to year over the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Merrill Lynch 1-3 Year Treasury Index, a widely recognized market benchmark.

For the period 7/13/93 through 9/30/93, the returns reflect performance of the Pierpont Short Term Bond Fund, the Fund's predecessor. During this period actual returns of the Select Class shares would have been lower than shown because Select Class shares have higher expenses than the Fund's predecessor.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

           1994         0.11%
           1995        10.58%
           1996         4.94%
           1997         6.14%
           1998         6.84%
           1999         2.81%
           2000         7.03%



BEST QUARTER           3.41%
                 2nd quarter, 1995
WORST QUARTER         -0.54%
                 1st quarter, 1994


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF
9/30/01 WAS 6.70%

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1),(2)

                                               PAST 1 YR.  PAST 5 YRS.   LIFE OF FUND
 SELECT CLASS SHARES (AFTER FEEDER EXPENSES)      7.03        5.54          5.27
MERRILL LYNCH 1-3 YEAR TREASURY
  INDEX (NO EXPENSES)                             8.00        5.92          5.76


(1) THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON 7/13/93. PERFORMANCE FOR THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS AS OF 7/31/93.
(2)  THE FUND'S FISCAL YEAR END IS 10/31.

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